Consolidated Statements of Operations $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Operating revenues:
Fare revenues	$ 1,650,287	$ 1,661,176	$ 1,265,980
Other passenger revenues	1,473,237	1,078,251	866,944
Passenger revenues	3,123,524	2,739,427	2,132,924
Other non-passenger revenues	115,424	92,977	76,872
Cargo	20,025	14,786	11,882
Non-derivative financial instruments		(21,378)	(21,378)
Operating revenues	3,258,973	2,847,190	2,200,300
Other operating income	(54,710)	(25,066)	(10,758)
Fuel expense, net	1,165,078	1,299,254	609,390
Landing, take-off and navigation expenses	503,366	379,108	296,831
Salaries and benefits	386,723	283,089	239,215
Depreciation of right of use assets	362,015	320,443	269,351
Sales, marketing and distribution expenses	167,341	124,287	96,705
Other operating expenses	169,864	102,585	65,858
Aircraft and engine variable lease expenses	103,845	124,532	83,373
Maintenance expenses	98,445	97,783	96,256
Depreciation and amortization	134,296	97,486	57,049
Operating income	222,710	43,689	397,030
Finance income	38,222	12,902	3,531
Finance cost	(219,343)	(192,535)	(139,374)
Foreign exchange (loss) gain, net	(34,147)	3,581	(124,161)
Income (loss) before income tax	7,442	(132,363)	137,026
Income tax benefit (expense)	377	52,139	(30,573)
Net income (loss)	$ 7,819	$ (80,224)	$ 106,453
Earnings (loss) per share basic: | (per share)	$ 0.007	$ (0.069)	$ 0.092
Earnings (loss) per share diluted: | (per share)	$ 0.007	$ (0.069)	$ 0.091